Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Net increase	$ 119,643	$ 65,527	$ 26,175
Deferred income tax expense	41,875	22,934	9,161
Net increase	77,768	42,593	17,014
Unlocking Of Assumptions
Assets:
Total assets (decrease) increase	(295,103)	(136,906)	(13,970)
Liabilities:
Total liabilities increase (decrease)	(414,746)	(202,433)	(40,145)
Unlocking Of Assumptions | Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(412,959)	(154,064)	(38,177)
Unlocking Of Assumptions | Unearned Premiums
Liabilities:
Total liabilities increase (decrease)	(1,787)	(48,369)	(1,968)
Unlocking Of Assumptions | DAC
Assets:
Total assets (decrease) increase	(246,669)	(109,797)	(5,294)
Unlocking Of Assumptions | DSI
Assets:
Total assets (decrease) increase	(51,156)	(32,400)	(8,673)
Unlocking Of Assumptions | VOBA
Assets:
Total assets (decrease) increase	(212)	(180)	(120)
Unlocking Of Assumptions | Reinsurance Recoverable
Assets:
Total assets (decrease) increase	$ 2,934	$ 5,471	$ 117